Basis Of Presentation And Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Reserves for uncertain tax positions	$ 0
Tax Year 2014 [Member]
Trust's open tax years		2014
Tax Year 2015 [Member]
Trust's open tax years	2015	2015
Tax Year 2016 [Member]
Trust's open tax years	2016	2016
Tax Year 2017 [Member]
Trust's open tax years	2017	2017